Capital resources (Tables)	12 Months Ended
Dec. 31, 2020
Capital resources
Schedule of regulatory capital

	PRA transitional basis
	2020	2019
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	43,860	43,547
Preference shares - equity	(494)	(496)
Other equity instruments	(4,999)	(4,058)
	38,367	38,993
Regulatory adjustments and deductions
Own credit	(1)	(118)
Defined benefit pension fund adjustment	(579)	(474)
Cash flow hedging reserve	(229)	(35)
Deferred tax assets	(760)	(757)
Prudential valuation adjustments	(286)	(431)
Goodwill and other intangible assets	(6,182)	(6,622)
Expected losses less impairments	—	(167)
Foreseeable ordinary and special dividends	(364)	(968)
Foreseeable charges	(266)	(365)
Adjustment under IFRS 9 transitional arrangements	1,747
Other regulatory adjustments	—	(2)
	(6,920)	(9,939)

CET1 capital	31,447	29,054
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,983	4,051
Qualifying instruments and related share premium subject to phase out	690	1,366
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	140	140
AT1 capital	5,813	5,557
Tier 1 capital	37,260	34,611
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,882	4,867
Qualifying instruments issued by subsidiaries and held by third parties	1,191	1,345
Other regulatory adjustments	400	—
Tier 2 capital	6,473	6,212
Total regulatory capital	43,733	40,823